[Letterhead of Willkie Farr & Gallagher LLP]

April 29, 2005

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      Gabelli Gold Fund, Inc.
         Securities Act File No. 33-79180
         INVESTMENT COMPANY ACT FILE NO. 811-08518
         -----------------------------------------

Ladies and Gentlemen:

On behalf of Gabelli Gold Fund, Inc. (the "Fund"), and pursuant to Rule 485(b)(1)(i) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby transmit for filing with the Securities and Exchange Commission (the "SEC") Post-Effective Amendment No. 15 to the Fund's Registration Statement under the 1933 Act and Amendment No. 16 to the Trust's Registration Statement under the Investment Company Act of 1940 (the "1940 Act") (the "Amendment"). The Amendment designates the same effective date as Post-Effective Amendment No. 14 ("Amendment No. 14").

The primary purpose of the Amendment is to include the Fund's financial statements for the fiscal year ended December 31, 2004 and thus bring the Fund's financial statements up to date under Section 10(a)(3) of the 1933 Act. The Amendment also includes responses to comments made on Amendment No. 14 by Laura Hatch of the SEC staff on April 15, 2005, as follows:

1. COMMENT: Disclosure should be added to the disclosure in the Fund's statement of additional information (the "SAI") about selective disclosure of portfolio holdings regarding procedures to resolve conflicts of interest between the Fund's shareholders and its adviser in favor of the Fund.

         RESPONSE:  That disclosure has been added to page 13 of the Fund's SAI.

2. COMMENT: Disclosure should be added to the Fund's prospectus about the risks specific to the Fund from frequent trading.


         RESPONSE:  That disclosure has been added to the prospectus on page 15.

3. COMMENT: The SAI disclosure about the compensation of the Fund's portfolio manager contains two charts listing the other accounts managed by the portfolio manager and their assets, and the numbers in the charts are different. There should be only one table and the numbers should be correct.

         RESPONSE: This change has been made. There is only one chart of other accounts and the correct numbers have been confirmed.


4. COMMENT: The disclosure in the Fund's shareholder reports with respect to the Board of Directors' (the "Board") consideration of the Fund's investment advisory contract should include more information about the factors considered by the Board and the basis for their conclusions.


         RESPONSE: The comment will be taken into consideration when this disclosure is made in the Fund's shareholder report.

The  Amendment  also  contains  certain   non-material  changes  to  the  Fund's
prospectus and SAI.

The Fund's Tandy representation letter with respect to Amendment No. 14 has been filed by Edgar correspondence.

I have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O'Donnell
Dianne E. O'Donnell

Enclosures

cc:      Laura Hatch, Division of Investment Management, SEC
         Daniel Schloendorn, Willkie Farr & Gallagher LLP
         Bruce Alpert, Gabelli Funds, LLC
         James McKee, Gabelli Funds, LLC